Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2011
Insurance Disclosure

Life insurance premiums and related investment income in fiscal 2009, 2010 and 2011 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Life insurance premiums	¥115,214	¥104,133	¥107,860	$1,297
Life insurance related investment income	2,537	11,465	10,613	128

	¥117,751	¥115,598	¥118,473	$1,425